Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Schedule of balance sheets, weighted average remaining lease term and weighted average discount rates

		March 31,
Lease Assets and Liabilities	Classification	2022
Assets
Lease right-of-use assets	Other assets	$ 9,332

Liabilities
Lease liabilities	Other liabilities	$ 11,510

Weighted average remaining lease term (in years)		2.5
Weighted average discount rate		4.8%

Schedule of maturities of operating leases

The following table presents the maturities of the Company’s operating lease liabilities as of December 31, 2021:

Year 2022	$4,809
Year 2023	4,909
Year 2024	3,729
Total lease commitments	$13,447
Less: imputed interest	(885)
Total lease liability	$12,562

Schedule of the activity related to the repurchase reserve for previously sold loans

	March 31,	December 31,
	2022	2021
Beginning balance	$4,744	$7,054
Provision for repurchases(1)	574	111
Settlements	(272)	(2,421)
Total repurchase reserve	$5,046	$4,744
(1)	The provision for repurchases is included in gain on sale of loans, net in the accompanying consolidated statements of operations and comprehensive loss.

	December 31,	December 31,
	2021	2020
Beginning balance	$7,054	$8,969
Provision for repurchases(1)	111	5,227
Settlements	(2,421)	(7,142)
Total repurchase reserve	$4,744	$7,054

Schedule of corporate-owned life insurance trusts

	At March 31, 2022
Corporate-owned life insurance trusts:	Trust #1	Trust #2	Trust #3	Total
Corporate-owned life insurance cash surrender value	$5,361	$4,166	$2,193	$11,720
Corporate-owned life insurance liability	6,068	4,757	2,318	13,143
Corporate-owned life insurance shortfall(1)	$(707)	$(591)	$(125)	$(1,423)
(1)	The initial $1.3 million of shortfall was recorded as a change in retained deficit at the time of the consolidation of the trusts. The additional shortfall was recognized in the accompanying consolidated statements of operations and comprehensive loss.

	At December 31, 2021
Corporate-owned life insurance trusts:	Trust #1	Trust #2	Trust #3	Total
Corporate-owned life insurance cash surrender value	$4,972	$3,821	$1,995	$10,788
Corporate-owned life insurance liability	6,015	4,715	2,297	13,027
Corporate-owned life insurance shortfall(1)	$(1,043)	$(894)	$(302)	$(2,239)

ASU 2016-02
Schedule of balance sheets, weighted average remaining lease term and weighted average discount rates

		December 31,
Lease Assets and Liabilities	Classification	2021
Assets
Lease ROU assets	Other assets	$ 10,209

Liabilities
Lease liabilities	Other liabilities	$ 12,562

Weighted average remaining lease term (in years)		2.7
Weighted average discount rate		4.8%